Equity - Additional Information (Detail) - BRL (R$) R$ / shares in Units, R$ in Thousands											12 Months Ended
	Dec. 16, 2025	Dec. 01, 2025	Aug. 13, 2025	Apr. 16, 2025	Mar. 14, 2025	Feb. 26, 2025	Aug. 07, 2024	Apr. 17, 2024	Feb. 28, 2024	Aug. 09, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Rights, preferences and restrictions attaching to class of share capital											Each common share entitles its holder to one vote at Shareholders’ Meetings.
Increase in capital reserves											R$ 45,633	R$ 112,160	R$ 24,303
Treasury shares											(822,526)	(596,400)
Dividends payable											R$ 0	R$ 493,301	R$ 439,684
Proposed dividends, per share						R$ 0.45					R$ 0.45		R$ 0.4
Dividends per share													R$ 0.4
Legal reserve as percentage of net income											5.00%	5.00%	5.00%
Threshold percentage of share capital for legal reserve allocation											20.00%
Legal reserves											R$ 362,819	R$ 240,127
Investments statutory reserve as maximum percentage of net income											75.00%
Threshold percentage of share capital for investments reserve allocation											100.00%
Increase in Company's capital				R$ 1,365,348
Minimum mandatory dividends as percentage of net income											25.00%	25.00%	25.00%
Issued shares price per share											R$ 20.9	R$ 15.88	R$ 26.51
Dividends recognised as distributions to owners			R$ 326,005								R$ 326,005	R$ 275,971	R$ 273,798
Interim dividends, paid per share		R$ 1	R$ 0.3							R$ 0.25	R$ 0.3	R$ 0.25	R$ 0.25
Share capital											R$ 7,987,100	R$ 6,621,752
Minimum mandatory dividends for the year	R$ 582,790				R$ 285,180					R$ 273,798	582,790	285,180	R$ 305,653
Minimum Mandatory Dividends Recognised For Year Per Share					R$ 0.26
Additional minimum mandatory dividend for the year											830,523	R$ 208,121	R$ 134,031
Additional minimum mandatory dividend, per share												R$ 0.19	R$ 0.12
Additional dividends	R$ 830,523				R$ 208,121						208,121
Additional dividends to the minimum mandatory dividends, per share					R$ 0.19							R$ 0.26	R$ 0.28
Dividends recognised as distributions to owners of parent, relating to prior years												R$ 134,031	R$ 78,130
Interim dividends already distributed (R$ 1.00 per share)		R$ 1,087,308									1,087,308	R$ 0	R$ 0
Extrafarma [member]
Disclosure of classes of share capital [line items]
Increase in capital reserves			R$ 6,737			R$ 1,126	R$ 821		R$ 5,631
Incurred costs directly attributable to issuing new shares											R$ 2,260
Treasury shares
Disclosure of classes of share capital [line items]
Shares held in treasury											28,542,005	19,283,471	16,195,439
Average cost											R$ 17.45
Treasury shares											R$ (822,526)	R$ (596,400)
Description buyback program of shares											On November 28, 2024, the Company's Board of Directors approved a buyback program of shares issued by the Company, effective for twelve months starting on December 2, 2024 and limited to a maximum of 25,000,000 common shares, which was completed on July 29, 2025.
Shares buyback program authorized common shares											25,000,000
Shares Buyback program number of shares acquired											16,100,000	8,900,000
Shares Buyback program average price per share											R$ 16.58	R$ 16.74
Capital reserve | Extrafarma [member]
Disclosure of classes of share capital [line items]
Increase in capital reserves											R$ 498,812
Investments statutory reserve
Disclosure of classes of share capital [line items]
Retention of profits and investments reserve											R$ 7,299,584	R$ 7,746,973
Common shares [member]
Disclosure of classes of share capital [line items]
Subscribed and paid-in capital stock											1,115,849,873	1,115,439,503
Par value per share											R$ 0
Common shares outstanding											70,252,989	65,757,889
Issuance of common shares			342,691			67,679
Dividends recognised as distributions to owners of parent, relating to prior years								R$ 134,031
Common shares [member] | Treasury shares
Disclosure of classes of share capital [line items]
Balance of treasury shares granted with right of use											18,601,046	14,083,439
Shares held in treasury											28,542,005	19,283,471